Staff costs and average number of employees - Remuneration payable to directors (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Staff costs and average number of employees
Directors' remuneration	$ 486,764	$ 1,971,580	$ 1,012,864
Highest paid Director's remuneration	$ 203,930	$ 699,325	$ 377,168